CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Ordinary Shares [Member]	Treasury Shares [Member]	Additional Paid-In Capital [Member]	Reserve [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income [Member]	Noncontrolling interest [Member]	Total
Beginning Balance at Dec. 31, 2014	$ 335,271	$ (4,290,000)	$ 126,862,049	$ 14,755,946	$ (142,910,476)	$ 24,755,457	$ 17,645,562	$ 37,153,809
Beginning Balance (Shares) at Dec. 31, 2014	32,961,323	(717,448)
Purchase of treasury stock		$ (2,827,500)						(2,827,500)
Purchase of treasury stock (Shares)		(685,000)
Reclassification of temporary equity to ordinary shares	$ 3,550		1,061,450					1,065,000
Stock based compensation	$ 519		101,763					102,282
Stock based compensation	51,875
Issued common stock	$ 21,025		12,765,328					12,786,353
Issued common stock (Shares)	2,102,484
Issued warrant liability			(4,982,694)					(4,982,694)
Issuance of ordinary shares for consulting services	$ 50		12,600					12,650
Issuance of ordinary shares for consulting services (Shares)	5,000
Common stock issued for warrants exercised	$ 56,131		8,885,358					8,941,489
Common stock issued for warrants exercised (Shares)	5,613,130
Sale of Geo			(705,087)	(304,002)	(2,139,719)	(154,717)	(8,563,205)	(11,866,730)
Sale of Zhongtian				(639,849)	(2,061,731)	(165,572)	(581)	(2,867,733)
Net loss for the year					(7,504,262)		308,473	(7,195,789)
Foreign currency translation loss						116,539	19,468	136,007
Dividend to minority shareholders in Geo					(362,907)			(362,907)
Ending Balance at Dec. 31, 2015	$ 416,546	$ (7,117,500)	144,000,767	13,812,095	(154,979,095)	24,551,707	9,409,717	30,094,237
Ending Balance (Shares) at Dec. 31, 2015	40,733,812	(1,402,448)
Reclassification of temporary equity to ordinary shares	$ 1,200		358,800					360,000
Common stock issued for warrants exercised	$ 8,998		1,109,494					1,118,492
Common stock issued for warrants exercised (Shares)	899,795
Sale of IST DG						(4,400)		(4,400)
Net loss for the year					(18,170,601)		(353,876)	(18,524,477)
Foreign currency translation loss						(552,950)	38,244	(514,706)
Employee Stock Incentive-stock option			273,102					273,102
Ending Balance at Dec. 31, 2016	$ 426,744	$ (7,117,500)	145,742,163	13,812,095	(173,149,696)	23,994,357	9,094,085	12,802,248
Ending Balance (Shares) at Dec. 31, 2016	41,633,607	(1,402,448)
Cancellation of treasury stock	$ (14,024)	$ 7,117,500	(6,999,321)		(104,155)
Cancellation of treasury stock (Shares)	(1,402,448)	1,402,448
Stock-based payment for consulting fee			121,903					121,903
Resolution of no par value	$ 123,537,824		(123,537,824)
Net loss for the year					858,605		80,704	939,309
Foreign currency translation loss						207,409	(40,784)	166,625
Employee Stock Incentive-stock option			487,407					487,407
Ending Balance at Dec. 31, 2017	$ 123,950,544		$ 15,814,328	$ 13,812,095	$ (172,395,246)	$ 24,201,766	$ 9,134,005	$ 14,517,492
Ending Balance (Shares) at Dec. 31, 2017	40,231,159